Condensed Financial Information of Registrant Prudential plc	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Registrant Prudential plc	Schedule II
Condensed Financial Information of Registrant Prudential plc
Profit and Loss Accounts (FRS 101 Basis)

Years ended 31 Dec	2025 $m	2024 $m	2023 $m
Investment income, including dividends received from subsidiary undertakings	2,191	825	1,430
Investment expenses and charges	(224)	(209)	(203)
Gain on transfer of debt to Prudential Funding (Asia) PLC	–	–	370
Write-down of investment in Prudential Group Holdings Limited	(482)	–	–
Gains on financial instruments held at fair value through profit and loss	(161)	210	–
Other corporate income (expenditure)	1	(39)	(47)
Foreign currency exchange losses	(7)	(1)	(27)
Profit on ordinary activities before tax	1,318	786	1,523
Tax credit on profit on ordinary activities	–	–	2
Profit for the year	1,318	786	1,525

Other comprehensive income:
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	–	–	8
Total comprehensive income for the year	1,318	786	1,533
The accompanying notes are an integral part of this condensed financial information
Schedule II
Condensed Financial Information of Registrant Prudential plc
Statements of Financial Position (FRS 101 Basis)

	31 Dec 2025 $m	31 Dec 2024 $m
Fixed assets
Investments in subsidiary undertakings	13,308	13,789
Current assets
Amounts owed by subsidiary undertakings	8,067	6,577
Cash at bank and in hand	42	107
Prepayments and other debtors	2	3
	8,111	6,687
Liabilities: amounts falling due within one year
Amounts owed to subsidiary undertakings	(1,754)	(852)
Tax payable	(9)	(8)
Other liabilities	(1)	(19)
	(1,764)	(879)
Net current assets	6,347	5,808
Total assets less current liabilities	19,655	19,597
Liabilities: amounts falling due after more than one year
Amounts owed to subsidiary undertakings	(4,210)	(3,637)
Total net assets	15,445	15,960

Capital and reserves
Share capital	169	176
Capital redemption reserve	14	7
Share premium	5,011	5,009
Profit and loss account	10,251	10,768
Shareholders’ funds	15,445	15,960
The accompanying notes are an integral part of this condensed financial information
Condensed Financial Information of Registrant Prudential plc
Statements of Changes in Equity (FRS 101 basis)

	Share capital $m	Share premium $m	Capital redemption reserve $m	Profit and loss account $m	Shareholders’ funds $m
Balance at 1 Jan 2023	182	5,006	–	10,354	15,542

Profit for the year	–	–	–	1,525	1,525
Valuation movements on Jackson equity securities measured at fair value through other comprehensive income	–	–	–	8	8
Total comprehensive income for the year	–	–	–	1,533	1,533

Transactions with owners, recorded directly in equity
New share capital subscribed	1	3	–	–	4
Share-based payment transactions	–	–	–	38	38
Dividends	–	–	–	(533)	(533)
Total transactions with owners	1	3	–	(495)	(491)

Balance at 31 Dec 2023 / 1 Jan 2024	183	5,009	–	11,392	16,584

Profit and total comprehensive income for the year	–	–	–	786	786

Transactions with owners, recorded directly in equity

Share repurchase/buyback programmes	(7)	–	7	(878)	(878)
Share-based payment transactions	–	–	–	20	20
Dividends	–	–	–	(575)	(575)
Effect of scrip dividends	–	–	–	23	23
Total transactions with owners	(7)	–	7	(1,410)	(1,410)

Balance at 31 Dec 2024 / 1 Jan 2025	176	5,009	7	10,768	15,960

Profit and total comprehensive income for the year	–	–	–	1,318	1,318
Transactions with owners, recorded directly in equity
New share capital subscribed	–	2	–	–	2
Share repurchase/buyback programmes	(7)	–	7	(1,234)	(1,234)
Share-based payment transactions	–	–	–	(7)	(7)
Dividends	–	–	–	(623)	(623)
Effect of scrip dividends	–	–	–	29	29
Total transactions with owners	(7)	2	7	(1,835)	(1,833)

Balance at 31 Dec 2025	169	5,011	14	10,251	15,445
The accompanying notes are an integral part of this condensed financial information
Schedule II
Condensed Financial Information of Registrant Prudential plc
Statements of Cash Flows (FRS 101 Basis)

Years ended 31 Dec	2025 $m	2024 $m	2023 $m
Operating activities
Net cash inflow from operating activities before interest and tax	2,001	983	1,527
Interest paid	(176)	(165)	(35)
Dividends paid	(623)	(575)	(533)
Net cash flows from operating activities	1,202	243	959
Financing activities
Issuance of ordinary share capital	2	–	4
Redemption of core structural borrowings	–	–	(393)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program	–	–	(501)
Movement in net amount owed to subsidiary undertakings	1,474	13	–
Movement in share-based payment receivable	–	–	(4)
Non-cash transfer of debt to Prudential Funding (Asia) plc	–	–	(3,552)
Movement in net amount owed by subsidiary undertakings	(1,491)	690	3,610
Share repurchase/buyback programmes (including costs)	(1,252)	(860)	–
Net cash flows from financing activities	(1,267)	(157)	(836)
Investing activities
Disposal of Jackson shares	–	–	273
Investment in subsidiaries	–	–	(609)
Capitalisation of intercompany loans	–	–	189
Net cash flows from investing activities	–	–	(147)
Net cash (outflow) inflow for the year	(65)	86	(24)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit on ordinary activities before tax	1,318	786	1,523
Add back: interest charged to profit or loss	224	209	203
Adjustments for non-cash items:
Gain on transfer of subordinated liabilities and debenture loans	–	–	(370)
Impairment of investment in Prudential Group Holdings Limited	482	–	–
Foreign currency exchange and other movements	(7)	(22)	27
Decrease (increase) in debtors	1	(3)	–
Increase (decrease) in creditors	(17)	13	144
Net cash inflow from operating activities before interest and tax	2,001	983	1,527
The accompanying notes are an integral part of this condensed financial information
Condensed Financial Information of Registrant Prudential plc
Notes to the Condensed Financial Information
31 December 2025
1  Basis of preparation
The financial statements of the Parent Company, which comprise the profit and loss accounts, statement of financial position, statement of changes in equity, statement of cash flows and related notes, are prepared in accordance with UK Generally Accepted
Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’) and Part 15 of the
Companies Act 2006.
In preparing these financial statements, the Company applies the recognition, measurement and disclosure requirements in accordance with international accounting standards adopted for use in the UK but makes amendments where necessary, in order to comply with the Companies Act 2006.
The accounting policies set out in note 2 below have been applied consistently to both years presented in these financial statements.
The Company and the Group manage cash resources, remittances and financing primarily in USD. Accordingly, the functional and presentational currency of the Company is USD.
2  Significant accounting policiesAmounts owed by subsidiary undertakings
Amounts owed by subsidiary undertakings are shown at cost less expected credit losses, which are determined using the expected credit loss approach under IFRS 9.
Financial instruments
Under IFRS 9, except for derivative instruments (where applicable) that are mandatorily classified as FVTPL, all financial assets and liabilities of the Company are held at amortised cost. The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of defaults on those loans. In all cases, the subsidiaries are expected to have sufficient resources to repay the loans either now or over time based on projected earnings. For loans recallable on demand, the expected credit loss has been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date, when held, the expected credit loss has been determined with reference to the historical experience of loans with equivalent credit characteristics.
Dividends
Interim dividends are recorded in the year in which they are paid.
Cash and scrip dividends are initially recorded in the statement of changes in equity as a deduction from retained earnings, at the value of the cash paid, or the cash equivalent to the scrip dividend. For scrip dividends settled by a new issue of shares the deduction from retained earnings is subsequently reversed and an amount equal to the nominal value of shares issued is transferred to share capital from share premium or the capital redemption reserve.
Foreign currency translation
Transactions not denominated in the Company’s functional currency, USD, are initially recorded at the rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency are translated to the Company’s functional currency at year end spot rates. The impact of these currency translations is recorded within the profit and loss account for the year.
Tax
Current tax recoverable (payable) recognised in the balance sheet is measured at the amount expected to be recovered from (paid
to) relevant tax authorities in accordance with the provisions of IAS 12 'Income Taxes'.
Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12.
The Company has applied the IAS 12 paragraph 4A mandatory exemption from recognising and disclosing information on the associated deferred tax assets and liabilities related to Pillar Two income taxes at 31 December 2025. For further details of the impact of Pillar Two income taxes, refer to note B3 to the Group IFRS consolidated financial statements.
Share-based payments
The Group offers share awards and option plans for certain key employees and a Save As You Earn (SAYE) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.
Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.
3  Dividends received from subsidiary undertakings
The parent company received dividends totalling $2,087 million from its consolidated subsidiary undertakings in 2025 (2024: $710 million; 2023: $1,277 million).
The parent company financial statements are prepared in accordance with FRS 101 and the Group financial statements are prepared in accordance with IFRS as issued by the IASB and international financial reporting standards adopted for use in the UK.
The tables below provide a reconciliation between the FRS 101 parent company results and the Group IFRS results.

Profit after tax	2025 $m	2024 $m	2023 $m
Profit for the year of the Company in accordance with FRS 101	1,318	786	1,525
Accounting policy difference note (i)	(1)	11	(65)
Share in the IFRS result of the Group, net of distributions to the Company note (ii)	2,661	1,488	241
Profit after tax of the Group attributable to equity holders in accordance with IFRS	3,978	2,285	1,701

Shareholders’ equity	31 Dec 2025 $m	31 Dec 2024 $m
Shareholders’ funds of the Company in accordance with FRS 101	15,445	15,960
Accounting policy difference note (i)	(1)	11
Share in the IFRS net equity of the Group note(ii)	4,673	1,521
Shareholders' equity of the Group in accordance with IFRS	20,117	17,492
Notes
(i)Accounting policy difference represents the difference in accounting for expected credit losses on loan assets.
(ii)The share in the IFRS result of the Group represents the Company’s interest in the earnings of its subsidiaries, JVs and associates. The share in the IFRS net equity of the Group represents the Company's interest in the net assets of its subsidiaries, JVs and associates. The movement compared with the prior year reflects movements in the results of the Group relative to the result of the Company.
5  Guarantees provided by the parent company
In certain instances, the parent company has guaranteed that its subsidiaries will meet their obligations when they fall due for payment.
6  Share repurchase/buyback programmes
On 23 December 2025 the Company completed its $2 billion share buyback programme to reduce the issued share capital of the
Company in order to return capital to shareholders, announced in 2024. As at 31 December 2025, 201.4 million (2024:
92.1 million) ordinary shares in aggregate have been repurchased for a total consideration excluding costs of approximately
$1,996 million (2024: $785 million).
7  Post balance sheet events
Dividends
The second interim dividend for the year ended 31 December 2025, which was approved by the Board of Directors after
31 December 2025, is described in note B5 to the IFRS consolidated Group financial statements.
Share Buyback
On 6 January 2026 the Company announced that it will commence a buyback programme of its ordinary shares up to a maximum aggregate amount of $1.2 billion. It is intended that this buyback will be completed by no later than 18 December 2026.